UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                            ------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                                  SMITH BARNEY
                              HEALTH SCIENCES FUND
                            ------------------------

              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2004




                    [SMITH BARNEY MUTUAL FUNDS LOGO OMITTED]

   YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

            ---------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            ---------------------------------------------------------

[GRAPHIC OMITTED] Research Series

Semi-Annual Report o April 30, 2004

SMITH BARNEY
HEALTH SCIENCES FUND


WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ...................................................   1
SCHEDULE OF INVESTMENTS ....................................................   4
STATEMENT OF ASSETS AND LIABILITIES ........................................   5
STATEMENT OF OPERATIONS ....................................................   6
STATEMENTS OF CHANGES IN NET ASSETS ........................................   7
NOTES TO FINANCIAL STATEMENTS ..............................................   8
FINANCIAL HIGHLIGHTS .......................................................  13


SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the fund. Citigroup Asset Management Limited is the sub-adviser. The fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.


FUND OBJECTIVE*

The fund seeks long-term capital appreciation by investing primarily in common stocks. The fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with healthcare or medicine.


FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
February 28, 2000



* Since the fund focuses its investments on companies involved in the health sciences, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

Over the six month period ended April 30, 2004, most broad U.S. stock and bond market indexes posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the domestic economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern -- volatility declined, and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve Board ("Fed") tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a


[R. JAY GERKEN PHOTO OMITTED]

R. JAY GERKEN, CFA
CHAIRMAN, PRESIDENT AND
CHIEF EXECUTIVE OFFICER


--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF APRIL 30, 2004
                            (EXCLUDING SALES CHARGES)
--------------------------------------------------------------------------------
                                                                        6 MONTHS
--------------------------------------------------------------------------------
Class A Shares                                                            10.83%
--------------------------------------------------------------------------------
Russell 3000 Index                                                         6.14%
--------------------------------------------------------------------------------
Goldman Sachs Healthcare Index                                            12.55%
--------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Category Average                        13.78%
--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY, THE TOTAL RETURN WOULD BE REDUCED. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 10.57% AND CLASS C SHARES RETURNED 10.47% OVER THE SIX MONTHS ENDED APRIL 30, 2004.

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of U.S. equity market. The Goldman Sachs Healthcare Index is an unmanaged market-value weighted index comprised of healthcare service companies including long-term care and hospital facilities, healthcare management organizations and continuing care services and pharmaceutical companies.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 194 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


           1 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report negative influence on the stock market. Despite these concerns, however, the underlying economic and financial fundamentals continued to improve through the end of the period.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investments. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increasing inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has more or less said it prefers inflation to deflation in the current environment. However, we believe the recent pick-up in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. Accordingly, the recent debate in the market has focused on the timing and magnitude of prospective rate increases.

PERFORMANCE REVIEW

Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Class A shares of the Smith Barney Health Sciences Fund, excluding sales charges, returned 10.83%. In comparison the fund's unmanaged benchmarks, the Russell 3000 Index(i), returned 6.14% and the Goldman Sachs Healthcare Index(ii), returned 12.55% for the same period. The fund's Lipper health/biotechnology funds category average returned 13.78% for the same period.(1)

In the health care sector, the majority of the gains over the six-month period came between November 2003 and February 2004. The strongest returns in the sector came from biotechnology, medical device and managed care stocks. Biotech stocks as a group moved higher as a result of positive developments on several promising new products. GENENTECH, INC.'S novel anticancer therapy, AVASTIN, was approved by the FDA, and the company disclosed positive data for TARCEVA, an agent for treating lung cancer. BIOGEN IDEC INC. also disclosed positive results for its pipeline drug ANTEGREN for treating multiple sclerosis. Managed care companies continued to post strong results and consolidation activity was ongoing. At the close of the period, ANTHEM INC. and WELLPOINT HEALTH NETWORKS, INC. were on their way to completing their merger, and OXFORD HEALTH PLANS agreed to be acquired by UNITEDHEALTH GROUP INC. during the period. Medical device stocks continued to perform well, especially in the orthopaedic area, where device manufacturers are benefiting from strong growth in procedures. Large capitalization pharmaceutical stocks performed broadly in line with the overall healthcare market. Concerns over political uncertainty, lack of new products and legal challenges to intellectual property were offset by cheap valuations, a currency tailwind and investor appetitive for defensive growth stocks.

FUND PERFORMANCE

The fund's underperformance was primarily the result of poor returns from a number of holdings in different sub-sectors. The fund was negatively impacted by its holdings in WYETH, which performed poorly as a result of an adverse court decision on their diet drug litigation. Also detracting from performance were WATSON PHARMACEUTICALS, INC. and ABBOTT LABORATORIES. Watson's first quarter results came in below analyst estimates, and Abbott suffered as it lowered earnings guidance for the year based on increased operating costs.

Positive performance in the fund was driven by stock selection across most sub-sectors. Fund holdings in biotechnology company Biogen Idec boosted performance. Also positively affecting performance was the fund's underweight position in BRISTOL-MYERS SQUIBB CO. (which the fund no longer holds securities in) and fund holdings in managed care companies Anthem and WellPoint.


(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004, calculated among the 194 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


           2 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Sector Series on behalf of the Smith Barney Health Sciences Fund changed its primary performance benchmark from the Goldman Sachs Healthcare Index to the Russell 3000 Index. The Goldman Sachs Healthcare Index will continue as a secondary performance benchmark.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

[R. JAY GERKEN SIGNATURE OMITTED]

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

MAY 18, 2004



The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Johnson & Johnson (10.6%), Pfizer Inc. (10.4%), Amgen Inc. (6.3%), Eli Lilly & Co. (5.6%), UnitedHealth Group (4.7%), Abbott Laboratories (4.6%), Genentech, Inc. (4.3%), Medtronic, Inc. (3.6%), Biogen Idec Inc. (3.6%) and Merck & Co. Inc. (3.5%). Please refer to page 4 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top four sector holdings as of April 30, 2004 were: Pharmaceuticals (48.6%); Healthcare Providers and Services (17.8%); Biotechnology (17.7%); Healthcare Equipment and Supplies (15.9%). The fund's portfolio composition is subject to change at any time.

RISKS: In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The health care sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The securities of small- and mid-sized companies tend to be more volatile than those of larger companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

(ii) The Goldman Sachs Healthcare Index is an unmanaged market-value weighted index comprised of healthcare service companies including long-term care and hospital facilities, healthcare management organizations and continuing care services and pharmaceutical companies.


           3 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004
--------------------------------------------------------------------------------

     SHARES                                                   SECURITY                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK  --  100.0%
BIOTECHNOLOGY  --  17.7%
         85,161     Amgen Inc.*                                                                                        $ 4,792,009
         46,390     Biogen Idec Inc.*                                                                                    2,737,010
          8,443     Chiron Corp.*                                                                                          391,755
         26,516     Genentech, Inc.*                                                                                     3,256,165
         41,735     Genzyme Corp.*                                                                                       1,817,977
         21,840     MedImmune, Inc.*                                                                                       529,402
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,524,318
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT AND SUPPLIES  --  15.9%
         10,256     Baxter International, Inc.                                                                             324,602
         14,727     Becton Dickinson & Co.                                                                                 744,450
         53,541     Biomet, Inc.                                                                                         2,114,869
         42,449     Boston Scientific Corp.*                                                                             1,748,474
         19,491     C.R. Bard, Inc.                                                                                      2,071,308
         38,234     Guidant Corp.                                                                                        2,409,124
         55,158     Medtronic, Inc.                                                                                      2,783,273
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,196,100
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS AND SERVICES  --  17.8%
          5,700     AmerisourceBergen Corp.                                                                                329,973
         29,186     Anthem, Inc.*                                                                                        2,585,296
         24,052     Cardinal Health, Inc.                                                                                1,761,809
         13,325     CIGNA Corp.                                                                                            859,596
          7,381     HCA Inc.                                                                                               299,890
         35,246     Henry Schein, Inc.*                                                                                  2,483,786
          1,980     Patterson Dental Co.*                                                                                  145,926
         24,700     Tenet Healthcare Corp.*                                                                                290,472
         58,070     UnitedHealth Group Inc.                                                                              3,570,144
         11,656     WellPoint Health Networks, Inc.*                                                                     1,301,859
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,628,751
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS  --  48.6%
         80,009     Abbott Laboratories                                                                                  3,521,996
         58,424     Eli Lilly & Co.                                                                                      4,312,275
          7,179     Forest Laboratories, Inc.*                                                                             462,902
        149,520     Johnson & Johnson                                                                                    8,078,566
         62,079     Medicis Pharmaceutical Corp., Class A Shares                                                         2,664,431
         56,714     Merck & Co. Inc.                                                                                     2,665,558
        221,648     Pfizer Inc.                                                                                          7,926,132
         56,204     Schering-Plough Corp.                                                                                  940,293
         41,203     Teva Pharmaceutical Industries Ltd., Sponsored ADR                                                   2,536,457
         39,889     Watson Pharmaceuticals, Inc.*                                                                        1,420,447
         68,502     Wyeth                                                                                                2,607,871
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,136,928
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS  --  100.0%
                    (Cost  --  $69,427,123**)                                                                          $76,486,097
------------------------------------------------------------------------------------------------------------------------------------

 *  NON-INCOME PRODUCING SECURITY.
**  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR  --  American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.


           4 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2004
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost  --  $69,427,123)                                                                    $76,486,097
     Receivable for Fund shares sold                                                                                      107,463
     Dividends receivable                                                                                                  27,073
     Prepaid expenses                                                                                                      26,002
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                      76,646,635
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Bank overdraft                                                                                                        94,839
     Payable for Fund shares reacquired                                                                                    63,612
     Management fee payable                                                                                                50,674
     Distribution plan fees payable                                                                                        25,275
     Accrued expenses                                                                                                      99,279
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                    333,679
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $76,312,956
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                                                                          $ 6,575
     Capital paid in excess of par value                                                                               87,709,705
     Accumulated net investment loss                                                                                     (368,619)
     Accumulated net realized loss from investment transactions and foreign currency transactions                     (18,093,828)
     Net unrealized appreciation of investments and foreign currencies                                                  7,059,123
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $76,312,956
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A                                                                                                            1,809,262
------------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                            2,860,709
------------------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                                            1,904,852
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
     Class A (and redemption price)                                                                                        $11.87
------------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                             $11.51
------------------------------------------------------------------------------------------------------------------------------------
     Class C *                                                                                                             $11.50
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)                                                     $12.49
------------------------------------------------------------------------------------------------------------------------------------

* REDEMPTION PRICE IS NAV OF CLASS B AND C SHARES REDUCED BY A 5.00% AND 1.00% CONTINGENT DEFERRED SALES CHARGE, RESPECTIVELY, IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT (SEE NOTE 2).


                       SEE NOTES TO FINANCIAL STATEMENTS.


           5 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                                                                         $  371,249
     Interest                                                                                                               1,270
     Less: Foreign withholding tax                                                                                         (1,369)
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                              371,150
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Management fee (Note 2)                                                                                              302,748
     Distribution plan fees (Note 6)                                                                                      299,016
     Transfer agency services (Note 6)                                                                                     53,926
     Shareholder communications (Note 6)                                                                                   24,738
     Audit and legal                                                                                                       20,808
     Registration fees                                                                                                     15,498
     Custody                                                                                                               10,545
     Directors' fees                                                                                                        4,438
     Other                                                                                                                  6,249
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                       737,966
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                      (366,816)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain From:
       Investment transactions                                                                                          3,723,537
       Foreign currency transactions                                                                                          529
------------------------------------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN                                                                                                  3,724,066
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation) From:
       Investments                                                                                                      4,220,476
       Foreign currencies                                                                                                    (374)
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET UNREALIZED APPRECIATION                                                                            4,220,102
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                                                          7,944,168
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                 $7,577,352
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.


           6 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2003

                                                                                                2004                     2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss                                                                     $  (366,816)             $  (569,042)
     Net realized gain (loss)                                                                  3,724,066               (8,863,347)
     Increase in net unrealized appreciation                                                   4,220,102               13,129,196
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM OPERATIONS                                                    7,577,352                3,696,807
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                                          5,716,390                8,315,118
     Net asset value of shares issued in connection with the transfer of the
       Smith Barney Sector Series Inc. - Biotechnology Fund's net assets (Note 7)                    --                17,667,510
     Cost of shares reacquired                                                               (10,478,339)             (16,121,557)
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS                           (4,761,949)               9,861,071
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                                         2,815,403               13,557,878

NET ASSETS:
     Beginning of period                                                                      73,497,553               59,939,675
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                          $76,312,956              $73,497,553
------------------------------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                                                 $(368,619)                 $(2,332)
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.


           7 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

The Smith Barney Health Sciences Fund ("Fund"), a separate diversified investment fund of the Smith Barney Sector Series Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of this Fund and two other separate investment funds: Smith Barney Financial Services Fund and Smith Barney Technology Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles
("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund from time to time may also enter into options and/or futures contracts typically to hedge market or currency risk.


           8 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM has entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."), an affiliate of SBFM. Pursuant to the sub-advisory agreement, CAM Ltd. is responsible for the day-to-day portfolio operations and investment decisions and is compensated by SBFM for such services at an annual rate of 0.50% of the Fund's average daily net assets.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $37,869 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

For the six months ended April 30, 2004, CGM and its affiliates received brokerage commissions of $5,289.

On April 29, 2004, the Fund's Class L shares were renamed as Class C shares. On February 2, 2004, initial sales charges on these shares were eliminated.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $53,000 and $9,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended April 30, 2004, CDSCs paid to CGM and its affiliates were approximately $44,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.


3.  Investments

During the six months ended April 30, 2004,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------------
Purchases                                                            $31,183,101
--------------------------------------------------------------------------------
Sales                                                                 35,661,204
--------------------------------------------------------------------------------


           9 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 9,435,541
Gross unrealized depreciation                                        (2,376,567)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 7,058,974
--------------------------------------------------------------------------------


4.  Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


5.  Concentration of Risk

The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.


6.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                            CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees           $26,473      $162,374       $110,169
--------------------------------------------------------------------------------

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                            CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
Transfer Agency Service Expenses            $15,090       $23,149        $15,687
--------------------------------------------------------------------------------

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:

                                            CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
Shareholder Communication Expenses           $6,921       $10,615         $7,202
--------------------------------------------------------------------------------


7.  Transfer of Net Assets

On May 9, 2003, the Fund acquired the assets and certain liabilities of the Smith Barney Sector Series Inc. - Biotechnology Fund pursuant to a plan of reorganization approved by Smith Barney Sector Series Inc. - Biotechnology Fund shareholders


          10 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

on May 7, 2003. Total shares issued by the Fund, the total net assets of the Smith Barney Sector Series Inc. - Biotechnology Fund and total net assets of the Fund on the date of the transfer were as follows:

                                                                                  TOTAL NET ASSETS OF THE SMITH        TOTAL NET
                                                         SHARES ISSUED BY           BARNEY SECTOR SERIES INC. -     ASSETS OF THE
ACQUIRED FUND                                                THE FUND                   BIOTECHNOLOGY FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Sector Series Inc. - Biotechnology Fund         1,588,578                      $16,177,147              $59,712,675
------------------------------------------------------------------------------------------------------------------------------------

The total net assets of the Smith Barney Sector Series Inc. - Biotechnology Fund before acquisition included unrealized depreciation of $1,490,363 and accumulated net realized loss of $22,301,542. Total net assets of the Fund immediately after the transfer were $75,889,822. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


8.  Capital Shares

At April 30, 2004, the Fund had 750 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                                                     SIX MONTHS ENDED                            YEAR ENDED
                                                                      APRIL 30, 2004                          OCTOBER 31, 2003
                                                                --------------------------               ---------------------------
                                                                 SHARES           AMOUNT                  SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                                      203,466        $2,335,221                369,574        $3,805,312
Net asset value of shares issued in connection with the
  transfer of the Smith Barney Sector Series Inc. -
  Biotechnology Fund's net assets (Note 7)                            --                --                441,379         4,707,530
Shares reacquired                                               (321,475)       (3,666,059)              (534,761)       (5,533,776)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                         (118,009)      $(1,330,838)               276,192        $2,979,066
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                                                      172,943        $1,936,586                338,709        $3,402,113
Net asset value of shares issued in connection with the
  transfer of the Smith Barney Sector Series Inc. -
  Biotechnology Fund's net assets (Note 7)                            --                --                485,123         5,592,990
Shares reacquired                                               (325,670)       (3,609,041)              (532,954)       (5,379,753)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                         (152,727)      $(1,672,455)               290,878        $3,615,350
------------------------------------------------------------------------------------------------------------------------------------
CLASS C+
Shares sold                                                      130,631        $1,444,583                108,563        $1,107,693
Net asset value of shares issued in connection with the
  transfer of the Smith Barney Sector Series Inc. -
  Biotechnology Fund's net assets (Note 7)                            --                --                662,076         7,366,990
Shares reacquired                                               (288,889)       (3,203,239)              (514,940)       (5,208,028)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                         (158,258)      $(1,758,656)               255,699        $3,266,655
------------------------------------------------------------------------------------------------------------------------------------

+  ON APRIL 29, 2004, CLASS L SHARES WERE RENAMED AS CLASS C SHARES.


          11 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


          12 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                         2004(1)(2)       2003(2)          2002(2)           2001             2000(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.71           $ 9.84           $12.72            $14.49           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                              (0.02)           (0.03)           (0.07)            (0.08)           (0.04)
   Net realized and unrealized gain (loss)              1.18             0.90            (2.64)            (1.29)            3.13
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     1.16             0.87            (2.71)            (1.37)            3.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                     --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.87           $10.71          $  9.84            $12.72           $14.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                        10.83%++          8.84%          (21.65)%           (9.83)%          27.11%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                     $21,484          $20,636          $16,251           $19,806          $16,980
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                       1.41%+           1.35%            1.49%             1.50%            1.52%+
   Net investment loss                                 (0.42)+          (0.30)           (0.58)            (0.63)           (0.67)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   41%              68%              26%               34%              26%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                         2004(1)(2)       2003(2)          2002(2)           2001             2000(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.41           $ 9.64           $12.56            $14.42           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                              (0.07)           (0.11)           (0.15)            (0.18)           (0.09)
   Net realized and unrealized gain (loss)              1.17             0.88            (2.60)            (1.28)            3.11
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     1.10             0.77            (2.75)            (1.46)            3.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                     --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.51           $10.41          $  9.64            $12.56           $14.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                        10.57%++          7.99%          (22.25)%          (10.51)%          26.49%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                     $32,914          $31,380          $26,258           $34,146          $28,694
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(7)                                       2.16%+           2.11%            2.24%             2.25%            2.26%+
   Net investment loss                                 (1.18)+          (1.05)           (1.33)            (1.38)           (1.41)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   41%              68%              26%               34%              26%
------------------------------------------------------------------------------------------------------------------------------------

(1) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE YEAR ENDED OCTOBER 31, 2001 AND FOR THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                           Per Share Increases to           Expense Ratios
                             Net Investment Loss          Without Fee Waivers
                           -----------------------      -----------------------
                           2001              2000       2001              2000
                           -----             -----      -----             -----
    Class A Shares         $0.01             $0.00*      1.53%            1.94%+
    Class B Shares          0.00*             0.01       2.28             2.68+

(5) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(6) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50% FOR CLASS A SHARES.

(7) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS B SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

 +  ANNUALIZED.


          13 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES(1)                                      2004(2)(3)       2003(3)          2002(3)           2001             2000(4)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.41           $ 9.64           $12.56            $14.42           $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(5)                              (0.07)           (0.11)           (0.15)            (0.18)           (0.09)
   Net realized and unrealized gain (loss)              1.16             0.88            (2.60)            (1.28)            3.11
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     1.09             0.77            (2.75)            (1.46)            3.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                     --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --               --            (0.17)            (0.40)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.50           $10.41           $ 9.64            $12.56           $14.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(6)                                        10.47%++          7.99%          (22.25)%          (10.51)%          26.49%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)                     $21,915          $21,482          $17,431           $26,932          $26,273
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(5)(7)                                       2.16%+           2.10%            2.24%             2.25%            2.27%+
   Net investment loss                                 (1.18)+          (1.05)           (1.33)            (1.37)           (1.42)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   41%              68%              26%               34%              26%
------------------------------------------------------------------------------------------------------------------------------------

(1) ON APRIL 29, 2004, CLASS L SHARES WERE RENAMED AS CLASS C SHARES.

(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED).

(3) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(4) FOR THE PERIOD FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(5) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE YEAR ENDED OCTOBER 31, 2001 AND FOR THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                            Per Share Increases to          Expense Ratios
                              Net Investment Loss         Without Fee Waiver
                            -----------------------     -----------------------
                            2001              2000      2001              2000
                            -----             -----     -----             -----
    Class C Shares          $0.00*            $0.01     2.28%             2.68%+

(6) PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD BE REDUCED.

(7) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS C SHARES.

 *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

 +  ANNUALIZED.


          14 SMITH BARNEY SECTOR SERIES INC. | 2004 Semi-Annual Report

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

SMITH BARNEY
HEALTH SCIENCES FUND



                DIRECTORS                       INVESTMENT MANAGER
                Dwight B. Crane                 Smith Barney Fund Management LLC
                Burt N. Dorsett
                R. Jay Gerken, CFA              DISTRIBUTORS
                  CHAIRMAN                      Citigroup Global Markets Inc.
                Elliot S. Jaffe                 PFS Distributors, Inc.
                Stephen E. Kaufman
                Joseph J. McCann                CUSTODIAN
                Cornelius C. Rose, Jr.          State Street Bank and
                                                  Trust Company
                OFFICERS
                R. Jay Gerken, CFA              TRANSFER AGENT
                President and Chief             Citicorp Trust Bank, fsb.
                Executive Officer               125 Broad Street, 11th Floor
                                                New York, New York 10004
                Andrew B. Shoup
                Senior Vice President and       SUB-TRANSFER AGENTS
                Chief Administrative Officer    PFPC Inc.
                                                P.O. Box 9699
                Andrew Beagley                  Providence, Rhode Island
                Chief Anti-Money                02940-9699
                Laundering Compliance
                Officer
                                                Primerica Shareholder Services
                Kaprel Ozsolak                  P.O. Box 9662
                Controller                      Providence, Rhode Island
                                                02940-9662
                Robert I. Frenkel
                Secretary and
                Chief Legal Officer

SMITH BARNEY SECTOR SERIES INC.
--------------------------------------------------------------------------------

SMITH BARNEY HEALTH SCIENCES FUND

The Fund is a separate investment fund of the Smith Barney Sector Series Inc., a Maryland corporation.





A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Health Sciences Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.


SMITH BARNEY HEALTH SCIENCES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


www.smithbarneymutualfunds.com





(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02553 6/04                                                             04-6750

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Sector Series Inc.


By:  /s/ R. Jay Gerken
     -----------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     -----------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004

By:  /s/ Andrew B. Shoup
     -------------------
         Andrew B. Shoup
         Chief Administrative Officer of
         Smith Barney Sector Series Inc.

Date:    July 7, 2004